Income or expense from financial instruments by category_Financial assets and liabilities by category (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL (IAS39)			₩ 55,474,000,000
AFS financial assets			650,483,000,000
HTM financial assets			307,965,000,000
Financial assets at FVTPL (IFRS9)	₩ 252,528,000,000	₩ 405,938,000,000
Financial assets at FVTOCI	503,449,000,000	303,117,000,000
Loans and receivables			7,666,090,000,000
Securities at amortized cost	437,755,000,000	375,297,000,000
Loans and other financial assets at amortized cost	9,627,852,000,000	8,954,430,000,000
Financial liabilities at FVTPL (IAS39)			(111,240,000,000)
Financial liabilities at amortized cost	(4,682,722,000,000)	(3,977,144,000,000)	(3,283,656,000,000)
Financial liabilities at FVTPL (IFRS9)	0	14,321,000,000
Net derivatives (Designated for hedging)	36,982,000,000	(672,000,000)	(109,447,000,000)
Off-balance provisions	84,502,000,000	89,459,000,000	77,140,000,000
Total	6,260,346,000,000	6,164,746,000,000	5,252,809,000,000
Interest Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL (IAS39)			48,615,000,000
AFS financial assets			239,030,000,000
HTM financial assets			307,965,000,000
Financial assets at FVTPL (IFRS9)	50,277,000,000	54,243,000,000
Financial assets at FVTOCI	474,751,000,000	280,371,000,000
Loans and receivables			7,948,069,000,000
Securities at amortized cost	436,340,000,000	376,788,000,000
Loans and other financial assets at amortized cost	9,615,060,000,000	8,973,097,000,000
Financial liabilities at FVTPL (IAS39)			0
Financial liabilities at amortized cost	(4,682,722,000,000)	(4,030,384,000,000)	(3,323,029,000,000)
Financial liabilities at FVTPL (IFRS9)	0	(3,164,000,000)
Net derivatives (Designated for hedging)	0	0	0
Off-balance provisions	0	0	0
Total	5,893,706,000,000	5,650,951,000,000	5,220,650,000,000
Fees and Commissions Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL (IAS39)			0
AFS financial assets			80,041,000,000
HTM financial assets			0
Financial assets at FVTPL (IFRS9)	89,817,000,000	86,845,000,000
Financial assets at FVTOCI	0	66,000,000
Loans and receivables			384,025,000,000
Securities at amortized cost	0	0
Loans and other financial assets at amortized cost	296,435,000,000	317,316,000,000
Financial liabilities at FVTPL (IAS39)			0
Financial liabilities at amortized cost	0	27,742,000,000	0
Financial liabilities at FVTPL (IFRS9)	0	0
Net derivatives (Designated for hedging)	0	0	0
Off-balance provisions	71,106,000,000	0	0
Total	457,358,000,000	431,969,000,000	464,066,000,000
Provision(reversal) of credit loss
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL (IAS39)			0
AFS financial assets			(31,300,000,000)
HTM financial assets			0
Financial assets at FVTPL (IFRS9)	0	0
Financial assets at FVTOCI	(3,297,000,000)	(2,027,000,000)
Loans and receivables			(862,273,000,000)
Securities at amortized cost	1,415,000,000	(1,922,000,000)
Loans and other financial assets at amortized cost	(385,758,000,000)	(415,084,000,000)
Financial liabilities at FVTPL (IAS39)			0
Financial liabilities at amortized cost	0	0	0
Financial liabilities at FVTPL (IFRS9)	0	0
Net derivatives (Designated for hedging)	0	0	0
Off-balance provisions	13,396,000,000	89,459,000,000	77,140,000,000
Total	(374,244,000,000)	(329,574,000,000)	(816,433,000,000)
Others
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL (IAS39)			6,859,000,000
AFS financial assets			362,712,000,000
HTM financial assets			0
Financial assets at FVTPL (IFRS9)	112,434,000,000	264,850,000,000
Financial assets at FVTOCI	31,995,000,000	24,707,000,000
Loans and receivables			196,269,000,000
Securities at amortized cost	0	431,000,000
Loans and other financial assets at amortized cost	102,115,000,000	79,101,000,000
Financial liabilities at FVTPL (IAS39)			(111,240,000,000)
Financial liabilities at amortized cost	0	25,498,000,000	39,373,000,000
Financial liabilities at FVTPL (IFRS9)	0	17,485,000,000
Net derivatives (Designated for hedging)	36,982,000,000	(672,000,000)	(109,447,000,000)
Off-balance provisions	0	0	0
Total	₩ 283,526,000,000	₩ 411,400,000,000	₩ 384,526,000,000